Certain transactions (Acquisitions Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 04, 2020	Nov. 30, 2021	Oct. 31, 2021	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions					$ 313
Share issued, value							$ 4,340
Fair value of contingent consideration					12,258	$ 0	4,240
Other accrued expenses					23,645	15,471
Other non-current liabilities					395,658	369,930
Clear Voice, Inc.
Business Acquisition [Line Items]
Total Consideration				$ 11,786	11,786
Aggregate Retention Bonus					1,450
Acquisition expenses					97		$ 183
Contingent payments				$ 8,000
Business combination milestone payments				3 years
Fair value of contingent consideration				$ 4,240
Other accrued expenses					$ 1,600	1,220
Other non-current liabilities						$ 1,505
Clear Voice, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period					3 years
Clear Voice, Inc. | Developed technology
Business Acquisition [Line Items]
Estimated amortization period					5 years
Clear Voice, Inc. | Trade name
Business Acquisition [Line Items]
Estimated amortization period					5 years
Sharon Lee Thony Consulting LLC
Business Acquisition [Line Items]
Total Consideration	$ 1,250
Stoke Talent Ltd
Business Acquisition [Line Items]
Total Consideration					$ 93,084
Aggregate Retention Bonus		$ 15,000
Fair value of contingent consideration		$ 12,258
Other non-current liabilities					$ 12,258
Stoke Talent Ltd | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period					5 years
Stoke Talent Ltd | Developed technology
Business Acquisition [Line Items]
Estimated amortization period					7 years
Stoke Talent Ltd | Trade name
Business Acquisition [Line Items]
Estimated amortization period					6 years
Creative Live Inc
Business Acquisition [Line Items]
Total Consideration			$ 9,332
Aggregate Retention Bonus					$ 1,500
Retention bonus expensed during period					375
Acquisition expenses					$ 121
Creative Live Inc | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period					2 years
Creative Live Inc | Developed technology
Business Acquisition [Line Items]
Estimated amortization period					4 years
Creative Live Inc | Courses
Business Acquisition [Line Items]
Estimated amortization period					2 years
Creative Live Inc | Trade name
Business Acquisition [Line Items]
Estimated amortization period					5 years
Working Not Working, Inc.
Business Acquisition [Line Items]
Total Consideration					$ 9,922
Aggregate Retention Bonus					3,500
Retention bonus expensed during period					1,500
Acquisition expenses					$ 292
Working Not Working, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period					2 years
Working Not Working, Inc. | Creative relationships
Business Acquisition [Line Items]
Estimated amortization period					10 years
Working Not Working, Inc. | Trade name
Business Acquisition [Line Items]
Estimated amortization period					3 years